Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Taxes currently payable									$ 537	$ 1,118
Deferred income taxes									342	112
Income tax expense	$ 233	$ 215	$ 295	$ 136	$ 481	$ 448	$ 214	$ 87	$ 879	$ 1,230